Costs and Estimated Earnings on Uncompleted Contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Costs and Estimated Earnings on Uncompleted Contracts [Abstract]
Costs and Estimated Earnings on Uncompleted Contracts
5.	Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at September 30, 2016 and December 31, 2015:

	2016	2015
Costs incurred on uncompleted contracts	$107,100	$18,363
Provision for loss on uncompleted contracts	—	—
Estimated income	19,200	6,786
	126,300	25,149
Less: billings to date	(211,900)	(53,173)

	$(85,600)	$(28,024)

The above amounts are included in the accompanying condensed consolidated balance sheets under the following captions at September 30, 2016 and December 31, 2015.

	2016	2015
Costs and estimated earnings in excess of billings on uncompleted contracts	$25,753	$—
Billings in excess of cost and estimated earnings on uncompleted contracts	(111,353)	(28,024)
	$(85,600)	(28,024)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.

Predecessor Company

On April 10, 2014, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with Hillair Capital Investments L.P. (“Hillair”), Frank Casano (“Casano”) and Scott Masterson (“Masterson”) who held certain existing Senior Convertible Debentures (the “Existing Debentures”). Existing Debentures consisted of: (a) debentures issued and sold to Hillair in December 2012 (the “2012 Hillair Debentures”) and (b) debentures issued and sold to Casano and Masterson in April 2013 (the “April 2013 Debentures”). Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the “2014 Exchange Debentures”), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company’s common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the “2014 Exchange Warrants”). At April 10, 2014, the carrying value of Existing Debentures was $1,680,000 and the fair value of the conversion option liability was $2,366. The fair value of the conversion option liability of the 2014 Exchange Debentures was determined to be $380,744 and the fair value of the warrants issued was determined to be $490,601 upon issuance of the Exchange Debentures. The Company recognized a loss of $1,104,179 on this exchange transaction upon issuance of the Exchange Debentures. In connection with the Exchange Agreement, the Company incurred $20,763 in legal fees which are included in debt issuance costs in the accompanying condensed consolidated balance sheets at December 31, 2015.

On April 10, 2014, the Company entered into a Securities Purchase Agreement (the “2014 SPA”) with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the “2014 New Debentures” together with the 2014 Exchange Debentures, the “2014 Debentures”), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company’s common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures. (As disclosed in Note 8) The Company recorded a discount of $255,500, which is being amortized over the term of the 2014 New Debentures, using the effective interest method. The initial conversion price for the 2014 New Debentures is $0.25 per share, subject to adjustments upon certain events, as set forth in the 2014 New Debentures. At the date of issuance the fair value of the conversion option liability was determined to be $413,606, which has been recorded as a discount to the 2014 New Debentures. In connection with the 2015 New Debentures, the Company incurred $20,000 in legal fees which are included in debt issuance costs in the accompanying condensed consolidated balance sheets at December 31, 2015. As of December 31, 2015, the discount related to the 2015 New Debentures amounted to $387,965.

The Exchange Agreement and the 2015 SPA triggered anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.

At any time after April 10, 2014, (the “Original Issue Date”) until the 2014 Debentures are no longer outstanding, the 2014 Debentures are convertible, in whole or in part, into shares of Common Stock at the option of the 2014 Debenture holders, subject to certain conversion limitations set forth in the 2014 Debentures. The initial conversion price for the 2014 Debentures is $0.25 per share, subject to adjustments upon certain events, as set forth in the 2014 Debentures. The Company will pay interest on the aggregate unconverted and then outstanding principal amount of the 2014 Debentures at the rate of 8% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on October 1, 2014. The holders of the Company’s convertible debt agreed to postpone interest payments (beginning with the July 1, 2015 payments) due on the convertible debt until September 1, 2015. Interest is payable in cash or at the Company’s option in shares of Common Stock, provided certain terms and conditions are met as more fully described in the 2014 Debentures. On each of October 1, 2015 and January 1, 2016, the Company is obligated to redeem an amount equal to $998,925 and on April 1, 2016, an amount equal to $1,997,850, plus accrued but unpaid interest, liquidated damages and any other amounts then owing in respect of the 2014 Debentures (as to each of the forgoing periodic redemptions, each a “Periodic Redemption Amount”). In lieu of a cash redemption and subject to the Company meeting certain equity conditions described in the 2014 Debentures, the Company may elect to pay the Periodic Redemption Amount in shares on the terms set forth in the 2014 Debentures.

Upon any Event of Default (as defined in the 2014 Debentures), the outstanding principal amount of the 2014 Debentures, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the debenture holders’ election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the 2014 Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. The 2014 Debentures contain anti-dilution protective provisions as described therein. The Company is subject to compliance with certain covenants under the 2014 Debentures as set forth therein. On September 11, 2015, the Company failed to make a payment of interest that was due and payable on the 2014 Debentures and thus the outstanding principal amount increased by $1,247,310 to $5,405,010.

The 2014 Warrants may be exercised at any time on or after April 10, 2014 and on or prior to the close of business on April 10, 2019, at an exercise price of $0.275 per share, subject to adjustment upon certain events. The 2014 Warrants contain anti-dilution protective provisions and limitations on exercise as described therein.

To secure the Company’s obligations under the 2014 Debentures, SG Building entered into a Subsidiary Guarantee, dated as of April 10, 2014 (the “Guarantee”), pursuant to which it unconditionally and irrevocably guaranteed the prompt and complete payment and performance when due of the obligations arising from the 2014 Debentures. The Company and SG Building have each granted the debenture holders a security interest in their assets to secure the payment, performance and discharge in full of all of the Company’s obligations under the 2014 Debentures and the guarantor’s obligations under the Guarantee, in accordance with that certain Security Agreement, dated as of April 10, 2014.On August 5, 2015, the Company issued and sold to Hillair a $162,000 Original Issue Discount Senior Secured Convertible Debenture due November 3, 2015 (the “Bridge Debenture”), for $150,000 (the “August 2015 Financing”). The sale and issuance of the Bridge Debenture was consummated pursuant to a Securities Purchase Agreement, dated August 5, 2015, between the Company and Hillair. At any time after August 5, 2015, until the Bridge Debenture is no longer outstanding, the Bridge Debenture is convertible, in whole or in part, into shares of Common Stock at the option of Hillair, subject to certain conversion limitations set forth in the Bridge Debenture. The initial conversion price for the Bridge Debenture is $0.10 per share, subject to adjustments upon certain events, as set forth in the Bridge Debenture. As the Bridge Debenture was issued at an original issue discount, interest does not accrue on the Bridge Debenture.

Due to the Company filing a voluntary petition for relief under Chapter 11 of Title 11 of the Bankruptcy Court, interest stopped accruing on October 15, 2015. Additional contractual interest through June 30, 2016 would have resulted in $146,509 of additional interest. On June 30, 2016, in connection with the Plan, all of the outstanding debentures were converted into preferred stock in accordance with the Plan as disclosed in Note 1.

Successor Company

On the Effective Date, and pursuant to the terms of the Plan, SGB entered into a Securities Purchase Agreement, dated June 30, 2016, (the “2016 SPA”), pursuant to which SGB sold for a subscription price of $2,000,000, a 12% Original Issue Discount Senior Secured Convertible Debenture to HCI in the principal amount of $2,500,000, with a maturity date of June 30, 2018 (the “2016 Debenture”). The 2016 Debenture is convertible at HCI’s option at any time in whole or in part into shares of New Common Stock (as defined below) at a ratio of 1 share for every $1.25 of debt. Pursuant to that certain Subsidiary Guaranty Agreement, effective as of the Effective Date (the “Guarantee Agreement”), by SG Building in favor of HCI, SG Building unconditionally guaranteed (the “Guarantee”) the obligations and indebtedness owed to HCI under the 2016 Debenture and the Guarantee is secured by a first-priority lien and security interest on all of the Guarantor’s assets. The 2016 Debenture and SG Building’s obligations under the Guarantee are secured by a first-priority lien and security interest on all of the Company’s and SG Building’s assets pursuant to that certain Security Agreement, dated as of the Effective Date, by and between the Company, SG Building and HCI (the “Security Agreement”). At the date of issuance the fair value of the conversion option liability was determined to be $394,460, which has been recorded as a discount to the debenture. As of September 30, 2015 the fair value of the conversion option liability was determined to be $376,115. HCI is a related party as disclosed in Note 10.

A summary of the Company’s convertible debentures as of September 30, 2016 and December 31, 2015 is as follows:

	Successor 2016	Predecessor 2015
2015 Exchange Debentures	$—	$2,489,760
2015 New Debentures, net of $229,405 and $387,965 discount	—	2,316,685
Bridge Debenture	—	210,600
2016 Debenture, net of $782,653 discount	1,717,348	—

Total debt	1,717,348	5,017,045

Less current portion	—	—

Long-term debt	$1,717,348	$5,017,045

Predecessor Company

For the nine months ended September 30, 2015, interest expense on the convertible debentures amounted to $239,742, and is included on the accompanying condensed consolidated statements of operations. For the three months ended September 30, 2015, interest expense on the convertible debentures amounted to $79,914, and is included on the accompanying condensed consolidated statements of operations.

Successor Company

For the nine months ended September 30, 2016 and 2015, total amortization relating to the discount amounted to $499,773 and $311,625, respectively, and is included in interest expense on the accompanying condensed consolidated statements of operations. For the three months ended September 30, 2016 and 2015, total amortization relating to the discount amounted to $111,808 and $109,029, respectively, and is included in interest expense on the accompanying condensed consolidated statements of operations.

5.	Costs and Estimated Earnings on Uncompleted Contracts

Costs and estimated earnings on uncompleted contracts consist of the following at December 31, 2015 and 2014:

	2015	2014
Costs incurred on uncompleted contracts	$18,363	$—
Provision for loss on uncompleted contracts	—	—
Estimated earnings (losses)	6,786	—
	25,149	—
Less: billings to date	(53,173)	(3,500)
	$(28,024)	$(3,500)

The above amounts are included in the accompanying consolidated balance sheets under the following captions at December 31, 2015 and 2014.

	2015	2014
Costs and estimated earnings in excess of billings on uncompleted contracts	$—	$—
Billings in excess of cost and estimated earnings on uncompleted contracts	(28,024)	(3,500)
	$(28,024)	$(3,500)

Although management believes it has established adequate procedures for estimating costs to complete on open contracts, it is at least reasonably possible that additional significant costs could occur on contracts prior to completion. The Company periodically evaluates and revises its estimates and makes adjustments when they are considered necessary.